Financial Risk Management - Cash Flow Interest Rate Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants issued by UHI
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets		$ 33,775,451
Assets at fair value		33,775,451
Long-term loan and interest receivable from GTAC
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	$ 821,253	872,317
Assets at fair value	824,092	875,585
Increase (Decrease) of Fair Value Over Carrying Value of assets	2,839	3,268
Open Ended Fund
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	1,135,803	4,688,202
Assets at fair value	1,135,803	4,688,202
Other Equity Instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	5,397,504	5,751,001
Assets at fair value	5,397,504	5,751,001
6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		11,330,280
Liabilities at fair value		13,243,624
Increase (Decrease) of Fair Value Over Carrying Value of liabilities		1,913,344
4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		5,665,140
Liabilities at fair value		6,079,885
Increase (Decrease) of Fair Value Over Carrying Value of liabilities		414,745
Senior Notes Due 2049
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	14,961,975	14,162,850
Liabilities at fair value	18,978,667	15,364,426
Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	5,035,860	4,656,375
Long-term notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	19,602,893	22,845,382
Liabilities at fair value	19,801,142	23,012,707
Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		1,324,063
Liabilities at fair value		1,295,780
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets		4,592
Assets at fair value		4,592
Interest rate risk | Long-term loan and interest receivable from GTAC
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	85,248	90,827
Interest rate risk | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value		3,237,706
Interest rate risk | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value		1,022,734
U.S. dollar | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	11,969,580
Liabilities at fair value	14,609,830
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	2,640,250
U.S. dollar | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,984,790
Liabilities at fair value	6,840,854
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	856,064
U.S. dollar | 8.50% Senior Notes due 2032
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,984,790	5,665,140
Liabilities at fair value	9,193,415	7,571,346
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	3,208,625	1,906,206
U.S. dollar | 6.625% Senior Notes due 2040
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	11,969,580	11,330,280
Liabilities at fair value	16,780,992	14,139,283
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	4,811,412	2,809,003
U.S. dollar | 5% Senior Notes due 2045
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	19,949,300	18,883,800
Liabilities at fair value	24,282,886	19,739,047
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	4,333,586	855,247
U.S. dollar | 6.125% Senior Notes due 2046
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	17,954,370	16,995,420
Liabilities at fair value	24,970,938	20,565,308
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	7,016,568	3,569,888
U.S. dollar | Senior Notes Due 2049
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	14,961,975	14,162,850
Liabilities at fair value	18,978,667	15,364,426
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	4,016,692	1,201,576
U.S. dollar | Interest rate risk | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	4,101,233
U.S. dollar | Interest rate risk | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,540,149
U.S. dollar | Interest rate risk | 8.50% Senior Notes due 2032
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	4,127,967	2,663,341
U.S. dollar | Interest rate risk | 6.625% Senior Notes due 2040
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	6,489,511	4,222,931
U.S. dollar | Interest rate risk | 5% Senior Notes due 2045
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	6,761,875	2,829,152
U.S. dollar | Interest rate risk | 6.125% Senior Notes due 2046
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	9,513,662	5,626,419
U.S. dollar | Interest rate risk | Senior Notes Due 2049
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	5,914,559	2,738,019
Mexican peso | Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	5,035,860	4,656,375
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	535,860	156,375
Mexican peso | 8.49% Senior Notes due 2037
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,087,575	4,133,385
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(412,425)	(366,615)
Mexican peso | 7.25% Senior Notes due 2043
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,500,000	6,500,000
Liabilities at fair value	5,150,860	4,853,485
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,349,140)	(1,646,515)
Mexican peso | Long-term notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	19,602,893	22,845,382
Liabilities at fair value	19,801,142	23,012,707
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	198,249	167,325
Mexican peso | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	9,292,351	9,363,520
Liabilities at fair value	9,343,100	9,120,903
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	50,749	(242,617)
Mexican peso | Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		1,324,063
Liabilities at fair value		1,295,780
Increase (Decrease) of Fair Value Over Carrying Value of liabilities		(28,283)
Mexican peso | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	3,476,223	915,290
Liabilities at fair value	3,476,223	915,290
Mexican peso | Interest rate risk | Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,039,446	622,013
Mexican peso | Interest rate risk | 8.49% Senior Notes due 2037
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(3,668)	46,724
Mexican peso | Interest rate risk | 7.25% Senior Notes due 2043
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(834,054)	(1,161,167)
Mexican peso | Interest rate risk | Long-term notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,178,363	2,468,596
Mexican peso | Interest rate risk | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	$ 985,059	669,473
Mexican peso | Interest rate risk | Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value		$ 101,295